Commitments and contingencies - Narrative (Details) $ in Millions		1 Months Ended	12 Months Ended
	Mar. 15, 2017 rig companies	May 31, 2018 rig	Dec. 31, 2022 USD ($) rig	Dec. 31, 2021 USD ($) rig	May 30, 2018 rig
Transocean Rigs
Other Commitments [Line Items]
Number of high specification jack-up drilling rigs to be acquired	15
Number of jack-up rig companies acquired | companies	8
Number of rigs under construction	5
Number of premium newbuild jack-up drilling rigs acquired	5
Number of premium newbuild jack-up drilling rigs delivered			2
Number of premium newbuild jack-up drilling rigs sold			1
Number of premium newbuild jack-up drilling rigs under construction			2	3
Remaining contracted installments outstanding, amount | $			$ 294.8	$ 448.2
Keppel Delivery Financing
Other Commitments [Line Items]
Number of rigs under construction				2	2
Number of premium newbuild jack-up drilling rigs acquired		5
Remaining contracted installments outstanding, amount | $			$ 0.0	$ 172.8
Number rigs with deferred delivery subsequently sold			2